SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Feb. 28, 2026	Nov. 30, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash
a)	Cash

Cash includes cash on hand, deposits held with banks, and when applicable, short-term, highly liquid deposits which are either cashable or with original maturities of less than three months. There are no cash equivalents as of November 2025. At times, the Company’s cash balance exceeds the federally insured limits. The total uninsured cash balance as of November 30, 2025 was $980,411 (November 30, 2024 — $Nil).

Impairment of long-lived assets
b)	Impairment of long-lived assets

Long-lived assets or asset groups held and used by the Company are reviewed for possible impairment whenever events or circumstances indicate the carrying amount of an asset may not be recoverable or is impaired. Circumstances that could trigger a review include, but are not limited to: significant decreases in the market price of the assets; significant adverse changes in the business climate or legal factors; accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of the assets; current period cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the assets; and current expectation that the assets will more likely than not be sold or disposed significantly before the end of their estimated useful life.

When indicators of potential impairment are present the Company prepares a projected undiscounted cash flow analysis for the respective asset or asset group. If the sum of the undiscounted cash flows is less than the carrying value of the asset or asset group, an impairment loss is recognized equal to the excess of the carrying value over the fair value, if any. Fair value can be determined using discounted cash flows of future operating results based upon a rate that corresponds to the cost of capital. Recognized impairment losses are not reversed. During the period from December 14, 2023 through November 30, 2024, an impairment of $70,000 was incurred on the mineral rights (Note 4).

Financial instruments measurements and fair value of financial instruments
c)	Financial instruments measurements and fair value of financial instruments

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

Financial assets are classified and measured at fair value with subsequent changes in fair value recognized in either profit and loss as they arise unless restrictive criteria are met for classifying and measuring the asset at either amortized cost or fair value through other comprehensive income. Financial liabilities are measured at amortized costs unless they are elected to be or required to be measured at fair value through profit and loss.

Financial assets are derecognized when the rights to receive cash flows from the assets have expired or have been transferred, and the Company has transferred all risks and rewards of ownership. Financial liabilities are derecognized when the obligations specified in the contract are discharged, cancelled, or expire.

ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), establishes a fair value hierarchy for instruments measured at fair value that distinguishes between assumptions based on market data (observable inputs) and the Company’s own assumptions (unobservable inputs). Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the inputs that market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.

ASC 820 identifies fair value as the exchange price, or exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As a basis for considering market participant assumptions in fair value measurements.

ASC 820 establishes a three-tier fair value hierarchy that distinguishes between the following, based on the nature of the valuation inputs:

●	Level 1: quoted prices (unadjusted) for identical assets or liabilities in active markets;
●	Level 2: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and,
●	Level 3: one or more significant inputs used in a valuation technique are unobservable in determining fair values of the asset or liability.

Determination of fair value and the resulting hierarchy requires the use of observable market data where available. The classification of an asset or liability in the hierarchy is based on the lowest level of input that is significant to the fair value measurement.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3.

Income taxes
d)	Income taxes

The Company’s tax provision consists of taxes currently payable or receivable, plus any change during the period in deferred tax assets and liabilities. The Company uses the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. In addition, a valuation allowance is established to reduce any deferred tax asset for which it is determined that is it more likely than not that some portion of the deferred tax asset will not be realized.

During the ordinary course of business, there are many transactions and calculations for which the ultimate tax determination is uncertain. Accounting for income taxes requires a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if available evidence indicates it is more likely than not that the tax position will be fully sustained upon review by taxing authorities, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount with a greater than 50 percent likelihood of being realized upon ultimate settlement. For tax positions that are 50 percent or less likely of being sustained upon audit, the Company does not recognize any portion of that benefit in the financial statements. The Company is not aware of any issues under review that could result in significant payments, accruals or a material deviation from its position. The Company is subject to income tax examinations by taxing authorities for the tax years ended 2024 and 2025.

Loss per share
e)	Loss per share

Basic earnings (loss) per share (“EPS”) is calculated by dividing profit or loss attributable to common equity holders (numerator) by the weighted average number of common shares outstanding (denominator) during the period. The denominator is calculated by adjusting the shares issued at the beginning of the period by the number of shares issued or bought back during the period, multiplied by a time-weighting factor.

Diluted EPS is calculated by adjusting the earnings and number of shares for the effects of dilutive options and other dilutive potential units. The effects of anti-dilutive options and potential units are ignored in calculating diluted EPS. All options and potential units are considered anti-dilutive when the Company is in a loss position.

The Company had no anti-dilutive securities as of November 30, 2025 and 2024.

Offering cost
f)	Offering cost

The Company complies with the requirements of ASC 340-10-S99-1 and Securities and Exchange Commission (“SEC”) Staff Accounting Bulletin Topic 5A — Expenses of Offering. Offering costs associated with the issuance of common stock were charged against the proceeds received from and carrying value of the common stock.

Related parties
g)	Related parties

The Company identifies and discloses all related party transactions. Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Companies are also considered to be related if they are subject to common control or common significant influence.

Leases
h)	Leases

The Company determines if an arrangement contains a lease at inception as defined by ASC 842, Leases (“ASC 842”). To meet the definition of a lease under ASC 842, the contractual arrangement must convey to the Company the right to control the use of an identifiable asset for a period of time in exchange for consideration. Right of Use (“ROU”) assets represent the right to use an underlying asset for the lease term, and lease liabilities represent the obligation to make lease payments arising from the lease. ROU assets and liabilities are recognized at the lease commencement date based on the estimated present value of lease payments over the lease term.

Mineral rights
i)	Mineral rights

Costs of exploration, carrying and retaining unproven mineral rights and properties are expensed as incurred. The Company expenses all mineral exploration costs as incurred as it is still in the exploration stage. If the Company identifies proven and probable reserves in its investigation of its properties and upon development of a plan for operating a mine, it will enter the development stage and capitalize future costs until production is established. When a property reaches the production stage, the related capitalized costs are amortized on a units-of-production basis over the proven and probable reserves following the commencement of production.

To date, the Company has not established the commercial feasibility of any exploration prospects; therefore, all exploration costs are being expensed.

ASC 930-805, Extractive Activities-Mining: Business Combinations (“ASC 930-805”) states that mineral rights comprise the legal right to explore, extract, and retain at least a portion of the benefits from mineral deposits. Mining assets include mineral rights and properties which are considered tangible assets under ASC 930-805. Further, ASC 930-805 requires that mineral assets or rights be recognized at fair value as of the acquisition date. As a result, the direct costs to acquire mineral rights and properties are initially capitalized as tangible assets. Mineral rights and properties include costs associated with acquiring patented and unpatented mining claims.

For the years ended November 30, 2025 and 2024, the Company has incurred acquisition costs for mineral rights of $1,201,390 and $70,000, respectively. The $70,000 incurred in the prior period was subsequently written off due to impairment as of November 30, 2024 (see Note 4).

Redeemable common stock

Redeemable preferred stock

The Company accounts for its redeemable preferred stock in accordance with the guidance of ASC Topic No. 480, Distinguishing Liabilities from Equity (“ASC 480”). Preferred stock that is mandatorily redeemable is classified as a liability and measured at the present value of the redemption amount. Conditionally redeemable preferred stock (including preferred stock that is redeemable at the option of the holder or upon the occurrence of events not solely within the Company’s control) is classified as temporary equity. At all other times, preferred stock is classified as stockholders’ equity. The Company’s redeemable preferred stock contains redemption features that are outside of its control and subject to uncertain future events. Accordingly, such redeemable preferred stock is presented at the present value of its redemption amount as mezzanine equity, outside of the stockholders’ equity section of the Company’s unaudited condensed consolidated interim balance sheets. Accretion of the present value of redemption amounts is recognized to retained earnings or additional paid-in capital.

j)	Redeemable common stock

The Company accounts for its redeemable common stock in accordance with the guidance of ASC 480, Distinguishing Liabilities from Equity (“ASC 480”). Shares of common stock subject to mandatory redemption, if any, is classified as a liability instrument and is measured at fair value. Conditionally redeemable common stock (including common stock that features redemption rights that are either within the control of the holder, or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. Certain common stock of the Company features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, such redeemable common stock is presented at redemption value as mezzanine equity, outside of the stockholders’ equity (deficit) section of the Company’s balance sheets.

Subsequent Events
k)	Subsequent Events
The Company evaluated subsequent events through the date in which the financial statements were issued (see Note 13).
Recent accounting pronouncements
l)	Recent accounting pronouncements

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which requires an enhanced disclosure of segments on an annual and interim basis, including the title of the chief operating decision maker, significant segment expenses, and the composition of other segment items for each segment’s reported profit. The Company adopted ASU 2023-07 as of December 1, 2024, which had no material impact on the Company’s financial statements.

ASC 280, Segment Reporting (“ASC 280”), establishes standards for the way that public business enterprises report information about operating segments in their annual financial statements and requires that those enterprises report selected information about operating segments in interim financial reports. ASC 280 also establishes standards for related disclosures about products and services, geographic areas, and major customers. The Company’s business segments are based on the organization structure used by the chief operating decision maker for making operating and investment decisions and for assessing performance. Our Chief Executive Officer, who is our chief operating decision maker, views the Company’s operations and manages its business in one operating segment, which is principally mineral exploration and development in North America.